Schedule of Warrants (Details) - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Balance		217,477
Weighted Average Exercise Price Balance		$ 99.69
Warrants issued		463,686	425,214
Weighted Average Exercise Price of Warrants issued		$ 35.77	$ 102.57
Warrants exercised		(221,307)	(207,737)
Weighted Average Exercise Price of Warrants exercised		$ 20.92	$ 100.14
Balance		459,856	217,477
Weighted Average Exercise Price Balance		$ 52.29	$ 99.69
PIPE [Member]
Subsidiary, Sale of Stock [Line Items]
Balance		142,857
Warrants issued		463,686	218,214
Warrants exercised		(221,307)	(75,357)
Balance		385,236	142,857
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Balance	[1]	74,620
Warrants issued	[1]		207,000
Warrants exercised	[1]		(132,380)
Balance	[1]	74,620	74,620

[1]	Every 20 IPO warrants are exercisable for one share of Common Stock at an exercise price of $100.00 per share of Common Stock. For financial statement purposes, the warrant shares have been decreased by a factor of 20 to effectively reflect the 1-for-20 reverse stock split. Refer to Note 26. Subsequent Events – Reverse Stock Split. However, prices reflected on The Nasdaq Stock Market, for ticker BRIW warrants are the presplit price.